                       USAA Life Insurance Company
                       Variable Universal Life
                       =========================================================
                       Annual Report

                       December 31, 1999
                      this page left blank intentionally

Table of Contents
====================================================================================================================================
                                                 President's Message........................................................... iii

                                                 USAA Life Variable Universal Life Insurance
                                                 Separate Account

                                                   Overview of the Variable Universal Life Fund Accounts....................... A-2

                                                   Independent Auditors' Report................................................ A-4

                                                   Statements of Assets and Liabilities........................................ A-5

                                                   Statements of Operations.................................................... A-6

                                                   Statements of Changes in Net Assets......................................... A-8

                                                   Notes to Financial Statements...............................................A-10


                                                 USAA Life Investment Trust

                                                   USAA Life Fund Overviews.................................................... B-3

                                                   Independent Auditors' Report................................................B-21

                                                   Portfolios of Investments...................................................B-22

                                                   Notes to Portfolios of Investments..........................................B-41

                                                   Statements of Assets and Liabilities........................................B-42

                                                   Statements of Operations....................................................B-43

                                                   Statements of Changes in Net Assets.........................................B-44

                                                   Notes to Financial Statements...............................................B-46


                                                 Scudder Variable Life Investment Fund (VLIF)
                                                 Capital Growth Portfolio

                                                   Letter from the Fund's President............................................  C-3

                                                   Portfolio Management Discussion.............................................  C-4

                                                   Performance Update..........................................................  C-5

                                                   Portfolio Summary...........................................................  C-6

                                                   Investment Portfolios, Financial Statements, and Financial Highlights.......  C-7

                                                   Notes to Financial Statements............................................... C-15

                                                   Report of Independent Accountants........................................... C-18

                                                   Tax Information............................................................. C-19

                                                   About the Fund's Adviser.................................................... C-20


                                                 The Alger American Fund
                                                 Alger American Growth Portfolio

                                                   Portfolio Highlights........................................................  D-4

                                                   Schedule of Investments.....................................................  D-5

                                                   Financial Highlights........................................................  D-7

                                                   Statement of Assets and Liabilities.........................................  D-8

                                                   Statement of Operations.....................................................  D-9

                                                   Statement of Changes in Net Assets.......................................... D-10

                                                   Notes to Financial Statements............................................... D-11

                                                   Report of Independent Public Accountants.................................... D-13


Table of Contents, continued
====================================================================================================================================
                                                BT Insurance Funds Trust

                                                Equity 500 Index Fund

                                                  Letter to Shareholders...................................................      E-5

                                                  Schedule of Investments..................................................      E-7

                                                  Statement of Assets and Liabilities......................................     E-12

                                                  Statement of Operations..................................................     E-13

                                                  Statements of Changes in Net Assets......................................     E-14

                                                  Financial Highlights.....................................................     E-15

                                                  Notes to Financial Statements............................................     E-16

                                                  Report of Independent Auditors...........................................     E-18

                                                  Proxy Voting Results.....................................................     E-19


                                                Small Cap Index Fund

                                                  Letter to Shareholders...................................................     E-23

                                                  Schedule of Investments..................................................     E-25

                                                  Statement of Assets and Liabilities......................................     E-42

                                                  Statement of Operations..................................................     E-43

                                                  Statements of Changes in Net Assets......................................     E-44

                                                  Financial Highlights.....................................................     E-45

                                                  Notes to Financial Statements............................................     E-46

                                                  Report of Independent Auditors...........................................     E-48

                                                  Proxy Voting Results.....................................................     E-49


                                                EAFE(R) Equity Index Fund

                                                  Letter to Shareholders...................................................     E-53

                                                  Schedule of Investments..................................................     E-56

                                                  Statement of Assets and Liabilities......................................     E-64

                                                  Statement of Operations..................................................     E-65

                                                  Statements of Changes in Net Assets......................................     E-66

                                                  Financial Highlights.....................................................     E-67

                                                  Notes to Financial Statements............................................     E-68
This report is for the information of USAA Life
Variable Universal Life policyowners.  The USAA   Report of Independent Auditors...........................................     E-70
         Life Variable Universal Life policy is
      distributed by USAA Investment Management   Proxy Voting Results.....................................................     E-71
           Company, a registered broker dealer.

           USAA Life Variable Universal Life Insurance Annual Report
--------------------------------------------------------------------------------
                              President's Message


from the desk of Ed Rosane

I am delighted to report that 1999 marked another year of solid growth for the Dow Jones Industrial Average, which closed at 11,497 on December 31. However, the Bond Market didn't fare as well. The 30-year Treasury Bond yield rose to 6.45%, the highest level since October 1997, causing a decrease in bond prices. The Federal Funds Rate also increased by .25% in June, August and November. Whether you selected stocks or bonds to fund your Variable Universal Life* policy, remember that conventional wisdom still holds that one of the best ways to plan for retirement is to diversify your portfolio. As you know, USAA Life's Variable Universal Life can help you do just that. See page A-2 of this report for accumulation unit values and an overview of historical performance of your funds.

*Known in some states as Flexible Premium Variable Life.





                                                    ----------------------------
                                                      1999  ANNUAL REPORT  iii

           USAA Life Variable Universal Life Insurance Annual Report
--------------------------------------------------------------------------------
                              President's Message

Owning a Variable Universal Life insurance policy is the result of innovative thinking. You need life insurance protection, and you want to benefit from its tax advantages. The policy's flexibility and its self-directed investments are features that make your policy a unique choice for your long-term financial plan. The basics are simple. . .

With your Variable Universal Life insurance policy you get permanent life insurance protection along with investment choices. You choose the investment allocation of your contribution as well as how much and when you'll pay your premiums. The way you structure and maintain your policy should reflect your objectives and become an important component of your long-term financial plan.

Tax-Wise Funding of Your Policy

To make the most of your life insurance policy's tax advantages, it is important to maximize premiums into your policy in the early years to build sufficient cash value that could be accessed and/or pay the cost of insurance in later years.

Point to remember: Many tax advantages disappear if your policy funding exceeds certain Internal Revenue Service premium payment restrictions.

Maintaining Sufficient Cash Value

For convenience, you determine the amount and frequency of your premium payments, but you must maintain sufficient cash value to keep your policy in effect.

At a minimum, be sure your personal payment strategy includes paying premiums sufficient to cover the cost of insurance and the monthly maintenance and mortality and expense risk charges. Otherwise, the policy may lapse. And remember to contribute enough in the early years to allow the cash value to help pay for the higher cost of insurance as you age.

Reducing Investment Risk

Even during times of market volatility, keeping the investment portion of your policy on track may be simpler than you think, if you apply the time-honored strategies of diversification and dollar-cost averaging.

Diversification

By their very nature, Variable Universal Life fund accounts are diversified. The 12 fund accounts invest in an underlying mix of stocks and/or bonds. They may be domestic, international, or a combination of the two. You can further diversify by allocating dollars to fund accounts with different objectives, in order to achieve a balance of growth, income, and risk.

Dollar-Cost Averaging

Another financial planning strategy is to make regular contributions with a program called dollar-cost-averaging. By allocating a fixed amount or percentage every month, you're able to buy more units when prices are low, and fewer when prices are high. Over time, this strategy may be more effective than attempting to selectively time the market with your minimum premium payments. Keep in mind there is no guarantee that dollar-cost-averaging will result in a profit or protect against a loss. Systematic investing involves continuous investment in securities regardless of fluctuations in the price of these securities, and you should consider your ability to continue through periods of both low and high price levels.

You may wish to invest your Variable Universal Life premium payments in various funds. Through dollar-cost averaging, you may place your premium amount into a money market fund and systematically over time have your money invested into one or more additional selected funds.

24-Hour Access to Policy Values

You can access current daily fund account values, 24 hours a day, 7 days a week, through USAA TouchLine(R) at 1-800-531-8233.

To access this information, you need your USAA number and a unique TouchLine(R) personal identification number (PIN). To establish a PIN, use the last four digits of your Social Security number to get started, then decide on a new four-digit number.

Looking Forward

I have enjoyed serving as your president and chief executive officer. However as of March 1, I am retiring from USAA Life Insurance Company. Upholding our standards of excellence will be Jim Middleton. Jim joined USAA in 1988 and most recently served as senior vice president of USAA Life's Operations Integration and Program Control. Jim is a retired Air Force Colonel whose service includes two tours at the Pentagon and a variety of executive positions, including serving as the Executive Officer to a Major Air Command. I am confident that you will continue to enjoy USAA's commitment to integrity demonstrated in our exceptional products and services.

As always, we continue to look for ways to improve our Variable Universal Life policy to ensure we are providing you with the value and service you expect from USAA. If you would like to discuss your personal financial goals, or learn more about payment strategies, diversification, or dollar-cost-averaging, please call one of my associates at 1-800-531-8303 any time.

Sincerely,


/s/ Edwin Rosane
--------------------------
Edwin L. Rosane, CLU, FLMI
President
USAA Life Insurance Company


* USAA Life's Variable Universal Life is distributed by USAA Investment Management Company, a registered broker dealer. *The Variable Universal Life insurance policy is subject to surrender charges and possible tax consequences. The surrender charge can be as much as 50% of the annual target premium in the first year. The charge declines each policy year and is eliminated after 10 policy years. *A 10% federal penalty tax may apply to withdrawals made before age 59 1/2. *This material should be preceded by a USAA Life Variable Universal Life prospectus. *An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. *The variable universal life insurance product is subject to market risk, including potential fluctuations in investment return and the potential loss of principal.

----------------------------
  iv  ANNUAL REPORT  1999

                                               USAA Life Variable Universal Life
                                                      Insurance Separate Account
================================================================================

                                                                   Annual Report

                                                               December 31, 1999

                                                        [USAA LOGO APPEARS HERE]

                         Variable Universal Life Insurance Separate Account of USAA Life Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
                                                            An Overview

                                                                                                            December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  AUV
                                                                                                 Average             AUV Average
                                                                            Accumulation          Annual             Annual Total
                                                                             Unit Value        Total Return          Return Since
Fund Account                        Objective                                  (AUV)              One Year             Inception
------------------------------------------------------------------------------------------------------------------------------------
USAA Life               Seeks the highest level of current                                                               2.58%
Money Market            income consistent with preservation of                                                        (7-day yield
                        capital and maintenance of liquidity                   $ 1.23               2.65%             is 3.56%)

USAA Life               Seeks maximum current income without
Income                  undue risk to principal                                $13.26              -7.29%               -4.29%

USAA Life Growth and    Seeks capital growth and current
Income                  income                                                 $23.30              12.52%               25.31%

USAA Life
World Growth*           Seeks long-term capital appreciation                   $23.21              28.46%               36.95%

USAA Life               Seeks long-term capital growth, consistent
Diversified             with preservation of capital and balanced
Assets                  by current income                                      $19.19               5.41%               12.95%

USAA Life
Aggressive Growth**     Seeks appreciation of capital                          $26.99              91.33%              117.12%

USAA Life               Seeks capital appreciation with current
International*          income as a secondary objective                        $13.27              25.70%               28.81%

Scudder VLIF Capital
Growth Portfolio        Seeks to maximize long-term capital growth             $32.82              32.82%               51.00%

Alger American
Growth Portfolio        Seeks long-term capital appreciation                   $35.58              31.46%               54.92%

BT Equity               Seeks to match as closely as possible the
500 Index               performance of the S&P 500(R) Index, before
                        the deduction of Fund expenses                         $13.15              18.20%               36.15%

BT Small Cap            Seeks to match as closely as possible the
Index                   performance of the Russell 2000(R) Small
                        Stock Index before the deduction of Fund expenses      $10.53              17.88%               33.25%

BT EAFE(R)              Seeks to match as closely as possible the
Equity Index*           performance of the Morgan Stanley Capital
                        International Europe Australia Far East (EAFE(R))
                        Index before the deduction of Fund expenses            $13.15              25.12%               31.92%
---------------------

The 7-day yield quotation more closely reflects the current earnings of the fund than the total return quotation. An investment in the USAA Life Money Market Fund is not insured or guaranteed by the FDIC or any other Government agency. Although the fund seeks to preserve a stable value, it is possible to lose money by investing in the fund. The 7-day yield reflects the 7-day period ending December 31, 1999.

* Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

** The performance of the USAA Life Aggressive Growth Fund Account will reflect the volatility of investments in small cap stocks and initial public offerings.

The performance data quoted represent past performance and do not represent the actual experience of amounts invested by a particular owner. Past performance is not a guarantee of future results. The variable insurance products are subject to market risk, including potential fluctuations in investment return and the potential loss of principal. Inception date for all variable fund accounts for Variable Universal Life is 8/31/98 when sale of USAA Life's Variable Universal Life insurance policy began. Since inception performance numbers reflect experience since USAA Life began selling the product. All other data reflects the actual performance of the underlying funds in which the Life Insurance Separate Account invests, adjusted to reflect a deduction of the M&E risk charge and a $5 monthly maintenance charge. M&E charges total 0.75% on an annual basis. The performance figures above do not reflect the cost of insurance protection and other insurance policy fees and, if they did, the performance quoted above would be significantly lower. Investors should ask for a personal illustration that shows the effect on performance of the cost of insurance, other charges, and other variables. Because accumulation units are part of an insurance policy, actual performance should always be considered in conjunction with the policy's fees, cash value, and death benefit. This product is not yet available in all states. This product is known in some states as Flexible Premium Variable Life.

----------------------------
  A-2  ANNUAL REPORT  1999
                      this page left blank intentionally

            Variable Universal Life Insurance Separate Account of
                          USAA Life Insurance Company
--------------------------------------------------------------------------------
                         Independent Auditors' Report

To the Board of Directors of USAA Life Insurance Company and Policyowners of the Life Insurance Separate Account of USAA Life Insurance Company:

We have audited the accompanying statements of assets and liabilities as of December 31, 1999, the related statements of operations, the statements of changes in net assets, and unit value information presented in note 5 for each of the years or periods in the two-year period then ended, for the USAA Life Money Market Fund Account, USAA Life Income Fund Account, USAA Life Growth and Income Fund Account, USAA Life World Growth Fund Account, USAA Life Diversified Assets Fund Account, USAA Life Aggressive Growth Fund Account, USAA Life International Fund Account, the Fund Account of the Capital Growth Portfolio-Class A shares of the Scudder Variable Life Investment Fund (Scudder VLIF Capital Growth Portfolio Fund Account), the Fund Account of the American Growth Portfolio of the Alger American Fund (Alger American Growth Portfolio Fund Account), and the Fund Accounts of the Equity 500 Index Fund, Small Cap Index Fund and EAFE(R) Equity Index Fund, which are funds of the Bankers
Trust (BT) Insurance Funds Trust series (BT Equity 500 Index Fund Account, BT Small Cap Index Fund Account, and BT EAFE(R) Equity Index Fund
Account), available within the Life Insurance Separate Account of USAA Life Insurance Company. These financial statements and unit value information are the responsibility of the Life Insurance Separate Account's management. Our responsibility is to express an opinion on these financial statements and unit value information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and unit value information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1999 were verified by examination of the underlying portfolios of the USAA Life Investment Trust or through confirmation for the Scudder, Alger, and BT Insurance Funds Trust Funds' portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and unit value information referred to above present fairly, in all material respects, the financial position of the aforementioned fund accounts of the Life Insurance Separate Account of USAA Life Insurance Company as of December 31, 1999, and the results of their operations, the changes in their net assets, and the unit value information for each of the years or periods in the two-year period then ended, in conformity with generally accepted accounting principles.


                                         /s/ KPMG LLP
                                         ------------------------------
                                         KPMG LLP
San Antonio, Texas
February 4, 2000


----------------------------
  A-4  ANNUAL REPORT  1999

            Variable Universal Life Insurance Separate Account of
                          USAA Life Insurance Company
--------------------------------------------------------------------------------
                     Statements of Assets and Liabilities


Variable Fund Accounts (In Thousands, Except Per Unit Data)    December 31, 1999

                                                                                                        Investment at
                                                                 Fund Shares              Cost           Market Value
                                                                 -----------              ----           ------------
Assets
  Investments at market value:
    USAA Life Money Market Fund                                      339                $   339          $   339
    USAA Life Income Fund                                             13                    134              119
    USAA Life Growth and Income Fund                                  15                    296              276
    USAA Life World Growth Fund                                        3                     50               51
    USAA Life Diversified Assets Fund                                 11                    170              142
    USAA Life Aggressive Growth Fund                                  18                    348              455
    USAA Life International Fund                                       1                      6                7
    Scudder VLIF Capital Growth Portfolio-Class A Shares              13                    345              384
    Alger American Growth Portfolio                                    8                    493              546
    BT Equity 500 Index Fund                                          47                    667              713
    BT Small Cap Index Fund                                            7                     75               78
    BT EAFE(R) Equity Index Fund                                       1                     11               12
                                                                                        -------          -------
      Total investments                                                                 $ 2,934            3,122

  Other assets:
    Receivable from USAA Life Insurance Company                                                                2
                                                                                                         -------
      Net assets                                                                                         $ 3,124
                                                                                                         =======


                                                                 Fund Account            Accumulation
                                                                    Units                Unit Value      Reserves
                                                                 -----------             -----------     --------
Net assets
    USAA Life Money Market Fund Account                              276                 $  1.227534     $   339
    USAA Life Income Fund Account                                      9                   13.262741         119
    USAA Life Growth and Income Fund Account                          12                   23.296591         276
    USAA Life World Growth Fund Account                                2                   23.209674          51
    USAA Life Diversified Assets Fund Account                          7                   19.192009         142
    USAA Life Aggressive Growth Fund Account                          17                   26.991318         455
    USAA Life International Fund Account                               1                   13.269162           7
    Scudder VLIF Capital Growth Portfolio Fund Account                12                   32.816021         384
    Alger American Growth Portfolio Fund Account                      15                   35.583778         546
    BT Equity 500 Index Fund Account                                  54                   13.147788         715
    BT Small Cap Index Fund Account                                    7                   10.526480          78
    BT EAFE(R) Equity Index Fund Account                               1                   13.154856          12
                                                                                                         -------
      Net assets                                                                                          $3,124
                                                                                                         =======

See accompanying Notes to Financial Statements on page A-10.

                                                    ----------------------------
                                                      1999  ANNUAL REPORT  A-5

            Variable Universal Life Insurance Separate Account of
                          USAA Life Insurance Company
--------------------------------------------------------------------------------
                           Statements of Operations

Variable Fund Accounts (In Thousands)                  Year Ended December 31,

                                        USAA Life Money          USAA Life         USAA Life Growth and        USAA Life World
                                      Market Fund Account   Income Fund Account    Income Fund Account       Growth Fund Account
                                        ---------------       ---------------       -----------------         ------------------
                                         1999    1998*         1999    1998*         1999     1998*             1999      1998*
                                        ------  -------       ------  -------       ------   --------         -------  ---------
Net investment income (loss):
  Income
    Dividends from investments          $    9   $    -       $   11   $    -       $    4     $    -         $    -     $     -
  Expenses
    Mortality and expense risk charge        1        -            -        -            1          -              1           -
                                        ---------------       ---------------       -----------------         ------------------
      Net investment income (loss)           8        -           11        -            3          -             (1)          -
                                        ---------------       ---------------       -----------------         ------------------
Net realized and unrealized
gain (loss) on investments:
  Net realized gain (loss) on sale
    of investments                           -        -            -        -            5          -              1           -
  Capital gains distributions                -        -            3        -           23          -              7           -
                                        ---------------       ---------------       -----------------         ------------------
    Net realized gain                        -        -            3        -           28          -              8           -
  Change in net unrealized appreciation/
    depreciation                             -        -          (15)       -          (20)         -              1           -
                                        ---------------       ---------------       -----------------         ------------------
      Net realized and unrealized
        gain (loss) on
        investments                          -        -          (12)       -            8          -              9           -
                                        ---------------       ---------------       -----------------         ------------------
Increase (decrease) in net assets
  resulting from operations             $    8   $    -       $   (1)  $    -       $   11     $    -         $    8     $     -
                                        ===============       ===============       =================         ==================


                                           Scudder VLIF
                                         Capital Growth     Alger American Growth  BT Equity 500 Index        BT Small Cap Index
                                    Portfolio Fund Account Portfolio Fund Account     Fund Account              Fund Account
                                        ---------------       ---------------       -----------------         ------------------
                                         1999    1998*         1999    1998*         1999     1998*             1999      1998*
                                        ------  -------       ------  -------       ------   --------         -------  ---------
Net investment income (loss):
  Income
    Dividends from investments          $    -   $    -       $    -   $    -       $     4    $    -         $    -     $     -
  Expenses
    Mortality and expense risk charge        1        -            1        -             2         -              -           -
                                        ---------------       ---------------       -----------------         ------------------
      Net investment income (loss)          (1)       -           (1)       -             2         -              -           -
                                        ---------------       ---------------       -----------------         ------------------
Net realized and unrealized
gain (loss) on investments:
  Net realized gain (loss) on sale
    of investments                           -        -           (3)       -             8         -              1           -

  Capital gains distributions                9        -            7        -             2         -              -           -
                                        ---------------       ---------------       -----------------         ------------------
    Net realized gain                        9        -            4        -            10         -              1           -
  Change in net unrealized appreciation/
    depreciation                            38        1           53        -            46         -              3           -
                                        ---------------       ---------------       -----------------         ------------------
      Net realized and unrealized
        gain (loss) on
        investments                         47        1           57        -            56         -              4           -
                                        ---------------       ---------------       -----------------         ------------------
Increase (decrease) in net assets
  resulting from operations             $   46   $    1       $   56   $    -       $    58    $    -         $    4     $     -
                                        ===============       ===============       =================         ==================

----------------------------
  A-6  ANNUAL REPORT  1999

            Variable Universal Life Insurance Separate Account of
                          USAA Life Insurance Company
--------------------------------------------------------------------------------
                           Statements of Operations

Variable Fund Accounts (In Thousands)                  Year Ended December 31,

                                      USAA Life Diversified  USAA Life Aggressive USAA Life International
                                      Assets Fund Account    Growth Fund Account       Fund Account
                                        ---------------       ---------------       -----------------
                                         1999    1998*         1999    1998*         1999     1998*
                                        ------  -------       ------  -------       ------   --------
Net investment income (loss):
  Income
    Dividends from investments          $    5   $    1       $    -   $    -       $    -     $    -
  Expenses
    Mortality and expense risk charge        -        -            1        -            -          -
                                        ---------------       ---------------       -----------------
      Net investment income (loss)           5        1           (1)       -            -          -
                                        ---------------       ---------------       -----------------
Net realized and unrealized
gain (loss) on investments:
  Net realized gain (loss) on sale
    of investments                          (1)       -            7        -            -          -
  Capital gains distributions               26        1           29        -            -          -
                                        ---------------       ---------------       -----------------
    Net realized gain                       25        1           36        -            -          -
  Change in net unrealized appreciation/
    depreciation                           (27)      (1)         107        -            1          -
                                        ---------------       ---------------       -----------------
      Net realized and unrealized
        gain (loss) on
        investments                         (2)       -          143        -            1          -
                                        ---------------       ---------------       -----------------
Increase (decrease) in net assets
  resulting from operations             $    3   $    1       $  142   $    -       $    1     $    -
                                        ===============       ===============       =================


                                     BT EAFE(R) Equity Index
                                         Fund Account
                                        ---------------
                                         1999    1998*
                                        ------  -------
Net investment income (loss):
  Income
    Dividends from investments          $    -   $    -
  Expenses
    Mortality and expense risk charge        -        -
                                        ---------------
      Net investment income (loss)           -        -
                                        ---------------
Net realized and unrealized
gain (loss) on investments:
  Net realized gain (loss) on sale
    of investments                           1        -
  Capital gains distributions                -        -
                                        ---------------
    Net realized gain                        1        -
  Change in net unrealized appreciation/
    depreciation                             1        -
                                        ---------------
      Net realized and unrealized
        gain (loss) on
        investments                          2        -
                                        ---------------
Increase (decrease) in net assets
  resulting from operations             $    2   $    -
                                        ===============

* Variable fund accounts commenced operations August 31, 1998.
See accompanying Notes to Financial Statements on page A-10.


                                                    ----------------------------
                                                      A-7  ANNUAL REPORT  1999

            Variable Universal Life Insurance Separate Account of
                          USAA Life Insurance Company
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets

Variable Fund Accounts (In Thousands)                    Year Ended December 31,

                                        USAA Life Money          USAA Life         USAA Life Growth and        USAA Life World
                                      Market Fund Account   Income Fund Account    Income Fund Account       Growth Fund Account
                                        ---------------       ---------------       -----------------         ------------------
                                         1999    1998*         1999    1998*         1999     1998*             1999      1998*
                                        ------  -------       ------  -------       ------   --------         -------  ---------
From operations:
  Net investment income (loss)          $    8   $    -       $   11   $    -       $    3     $    -         $   (1)    $     -
  Net realized gain                          -        -            3        -           28          -              8           -
  Change in net unrealized
    appreciation/depreciation                -        -          (15)       -          (20)         -              1           -
                                        ---------------       ---------------       -----------------         ------------------
      Increase (decrease in net assets
        resulting from operations            8        -            (1)      -           11          _              8           -
                                        ---------------       ---------------       -----------------         ------------------
From policy transactions:
  Purchases and transfers in             2,623       48           122       -          325          3             47           -
  Monthly deduction charges                (13)      (1)           (1)      -           (6)         -             (1)          -
  Other redemptions                     (2,280)     (46)           (1)      -          (57)         -             (3)          -
                                        ---------------       ---------------       -----------------         ------------------
    Increase in net assets
      from policy transactions             330        1           120       -          262          3             43           -
                                        ---------------       ---------------       -----------------         ------------------
        Net increase in net assets         338        1           119       1          273          3             51           -

Net assets:
  Beginning of period                        1        -             -       -            3          -              -           -
                                        ---------------       ---------------       -----------------         ------------------
  End of period                         $  339   $    1       $   119  $    -       $  276     $    3         $   51     $     -
                                        ===============       ===============       =================         ==================

Units issued and redeemed:
  Beginning balance                          1        -             -       -            1          -              -           -
  Units issued                           3,043       46             9       -           14          1              2           -
  Units redeemed                        (2,768)     (45)            -       -           (3)         -              -           -
                                        ---------------       ---------------       -----------------         ------------------
  Ending balance                           276        1             9       -           12          1              2           -
                                        ===============       ===============       =================         ==================

                                          Scudder VLIF
                                   Capital Growth Portfolio Alger American Growth  BT Equity 500 Index       BT Small Cap Index
                                          Fund Account      Portfolio Fund Account     Fund Account              Fund Account
                                        ---------------       ---------------       -----------------         ------------------
                                         1999    1998*         1999    1998*         1999     1998*             1999      1998*
                                        ------  -------       ------  -------       ------   --------         -------  ---------
From operations:
  Net investment income (loss)          $   (1)  $    -       $   (1)  $    -       $    2     $    -         $    -     $     -
  Net realized gain                          9        -            4        -           10          -              1           -
  Change in net unrealized
    appreciation/depreciation               38        1           53        -           46          -              3           -
                                        ---------------       ---------------       -----------------         ------------------
      Increase (decrease in net assets
        resulting from operations           46        1           56        -           58          -              4           -
                                        ---------------       ---------------       -----------------         ------------------
From policy transactions:
  Purchases and transfers in               379        4          578        -          851          3             84           -
  Monthly deduction charges                 (5)       -           (6)       -          (10)         -              -           -
  Other redemptions                        (39)      (2)         (82)       -         (187)         -            (10)          -
                                        ---------------       ---------------       -----------------         ------------------
    Increase in net assets
      from policy transactions             335        2          490        -          654          3             74           -
                                        ---------------       ---------------       -----------------         ------------------
        Net increase in net assets         381        3          546        -          712          3             78           -

Net assets:
  Beginning of period                        3        -             -       -            3          -              -           -
                                        ---------------       ---------------       -----------------         ------------------
  End of period                         $  384   $    3       $   546  $    -       $  715     $    3         $   78     $     -
                                        ===============       ===============       =================         ==================

Units issued and redeemed:
  Beginning balance                          1        -             -       -            1          -              -           -
  Units issued                              13        1            18       -           73          1              8           -
  Units redeemed                            (2)       -            (3)      -          (20)         -             (1)          -
                                        ---------------       ---------------       -----------------         ------------------
  Ending balance                            12        1            15       -           54          1              7           -
                                        ===============       ===============       =================         ==================

----------------------------
  A-8   ANNUAL REPORT  1999

            Variable Universal Life Insurance Separate Account of
                          USAA Life Insurance Company
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets

Variable Fund Accounts (In Thousands)                    Year Ended December 31,

                                     USAA Life Diversified  USAA Life Aggressive  USAA Life International
                                      Assets Fund Account   Growth Fund Account       Fund Account
                                        ---------------       ---------------       -----------------
                                         1999    1998*         1999    1998*         1999     1998*
                                        ------  -------       ------  -------       ------   --------
From operations:
  Net investment income (loss)          $    5   $    1       $   (1)  $    -       $    -     $    -
  Net realized gain                         25        1           36        -            -          -
  Change in net unrealized
    appreciation/depreciation              (27)      (1)         107        -            1          -
                                        ---------------       ---------------       -----------------
      Increase (decrease in net assets
        resulting from operations            3        1          142        -            1          -
                                        ---------------       ---------------       -----------------
From policy transactions:
  Purchases and transfers in               125       37          365        -            6          -
  Monthly deduction charges                 (3)       -           (5)       -            -          -
  Other redemptions                        (21)       -          (47)       -            -          -
                                        ---------------       ---------------       -----------------
    Increase in net assets
      from policy transactions             101       37          313        -            6          -
                                        ---------------       ---------------       -----------------
        Net increase in net assets         104       38          455        -            7          -

Net assets:
  Beginning of period                       38        -            -        -            -          -
                                        ---------------       ---------------       -----------------
  End of period                         $  142   $   38       $  455   $    -       $    7     $    -
                                        ===============       ===============       =================

Units issued and redeemed:
  Beginning balance                          2        -            -        -            -          -
  Units issued                               7        2           20        -            1          -
  Units redeemed                            (2)       -           (3)       -            -          -
                                        ---------------       ---------------       -----------------
  Ending balance                             7        2           17        -            1          -
                                        ===============       ===============       =================


                                    BT EAFE(R) Equity Index
                                          Fund Account
                                        ---------------
                                         1999    1998*
                                        ------  -------
From operations:
  Net investment income (loss)          $    -   $    -
  Net realized gain                          1        -
  Change in net unrealized
    appreciation/depreciation                1        -
                                        ---------------
      Increase (decrease in net assets
        resulting from operations            2        -
                                        ---------------
From policy transactions:
  Purchases and transfers in                14        2
  Monthly deduction charges                 (1)       -
  Other redemptions                         (5)       -
                                        ---------------
    Increase in net assets
      from policy transactions               8        2
                                        ---------------
        Net increase in net assets          10        2

Net assets:
  Beginning of period                        2        -
                                        ---------------
  End of period                         $   12   $    2
                                        ===============

Units issued and redeemed:
  Beginning balance                          1        -
  Units issued                               1        1
  Units redeemed                            (1)       -
                                        ---------------
  Ending balance                             1        1              *  Variable fund accounts commenced operations August 31, 1998.
                                        ===============                 See accompanying Notes to Financial Statements on page A-10.

                                                    ----------------------------
                                                      1999  ANNUAL REPORT  A-9

            Variable Universal Life Insurance Separate Account of
                          USAA Life Insurance Company
--------------------------------------------------------------------------------
                         Notes To Financial Statements

                                                            December 31, 1999

1) Organization

The Life Insurance Separate Account of USAA Life Insurance Company (Life Insurance Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment account of USAA Life Insurance Company (USAA Life), a wholly owned subsidiary of the United Services Automobile Association (USAA). The Life Insurance Separate Account commenced operation August 31, 1998.

The Life Insurance Separate Account is divided into twelve variable fund accounts, each of which invests in a corresponding fund. The funds' objectives can be found on page A-2 in this report. Units of the Life Insurance Separate Account are sold only in connection with the Variable Universal Life Policy.

The fund accounts available within the Life Insurance Separate Account include: the USAA Life Money Market Fund Account, USAA Life Income Fund Account, USAA Life Growth and Income Fund Account, USAA Life World Growth Fund Account, USAA Life Diversified Assets Fund Account, USAA Life Aggressive Growth Fund Account, and USAA Life International Fund Account; the Fund Account of the Capital Growth Portfolio-Class A shares of the Scudder Variable Life Investment Fund (Scudder VLIF Capital Growth Portfolio Fund Account); the Fund Account of the American Growth Portfolio of the Alger American Fund (Alger American Growth Portfolio Fund Account); and the Fund Accounts of the Equity 500 Index Fund, Small Cap Index Fund and EAFE(R) Equity Index Fund, which are funds of the Bankers Trust
(BT) Insurance Funds Trust series (BT Equity 500 Index Fund Account, BT Small Cap Index Fund Account, and BT EAFE(R) Equity Index Fund Account).

The assets of the Life Insurance Separate Account are the property of USAA Life and are not chargeable with liabilities arising out of any other business of USAA Life.

2) Summary of Significant Accounting Policies

Security Valuation

Investments in mutual fund securities are carried in the Statements of Assets and Liabilities at net asset value as reported by the fund. Gains or losses on securities transactions are determined on the basis of the first-in first-out
(FIFO) cost method. Security transactions are recorded on the trade date. Dividend income, if any, is recorded on ex-dividend date.

Distributions

The net investment income (loss) and realized capital gains of the Life Insurance Separate Account are not distributed, but instead are retained and reinvested for the benefit of unit owners.

Federal Income Tax

Operations of the Life Insurance Separate Account are included in the federal income tax return of USAA Life, which is taxed as a "Life Insurance Company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operation of the Life Insurance Separate Account.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

3) Related Party Transactions

During the year ended December 31, 1999, advisory and administrative fees of approximately $989,000 were paid or payable to USAA Investment Management Company (USAA IMCO) by the funds of the USAA Life Investment Trust (the Trust). USAA IMCO is indirectly wholly owned by USAA. The funds' advisory fees are computed on an annualized rate of 0.20% of the monthly average net assets for each calendar month of each fund of the Trust except for the USAA Life Aggressive Growth Fund, which accrues at an annualized rate of 0.50%, and USAA Life International Fund, which accrues at an annualized rate of 0.65%. The funds are an investment option for both the Variable Universal Life Policy and the Flexible Premium Deferred Combination Fixed and Variable Annuity Contract. Administrative fees are based on USAA IMCO's estimated time incurred to provide such services.

----------------------------
 A-10   ANNUAL REPORT  1999

            Variable Universal Life Insurance Separate Account of
                          USAA Life Insurance Company
--------------------------------------------------------------------------------
                         Notes To Financial Statements

                      (Continued)                           December 31, 1999

4) Expenses

A mortality and expense risk charge is deducted by USAA Life from the Life Insurance Separate Account on a daily basis which is equal, on an annual basis, to 0.75% of the daily net assets of each variable fund account. The mortality risk assumed is that insureds may live for a shorter period of time than estimated. Thus a greater amount of death benefits than expected will be payable. The expense risk assumed by USAA Life is that the costs of administering the policies and the Life Insurance Separate Account may exceed the amount recovered from the policy maintenance and administration expense charges. The mortality and expense risk charge is guaranteed by USAA Life and cannot be increased.

The following expenses are charged to reimburse USAA Life for the expenses it incurs in the establishment and maintenance of the Policies and each variable fund account. On the policy's effective date, and each monthly anniversary thereafter, certain monthly charges will be deducted by USAA Life through a redemption of units from the cash value of the policy. The monthly deduction will include cost of insurance charges, which includes charges for any optional insurance benefits provided by rider, an administrative charge of $10 during the first twelve policy months, and a recurring maintenance charge of $5. These charges totaled approximately $32,000, $13,000 and $6,000, respectively, for the current year.

A transfer charge of $25 will be deducted for each value transfer between Variable Fund Accounts in excess of six per Policy Year. For each partial surrender of cash value, a charge equal to the lesser of $25 or 2% of the amount withdrawn will be deducted. This charge is also referred to as an "administrative processing fee." For full surrenders, the amount of the surrender charge will equal a percentage of the Annual Target Premium Payment specified in the policy. The number of years the policy has been enforce at the time of surrender determines the applicable percentage.

A 3% premium charge is deducted from the policyholder's premium to compensate USAA Life for sales charges and taxes. The charge will be deducted from the policyholder's premium payments until the policyholder's gross amount of premium payments received exceeds the sum of the policyholder's Annual Target Premium payments payable over 10 years.




                                                    ----------------------------
                                                      1999  ANNUAL REPORT  A-11

            Variable Universal Life Insurance Separate Account of
                          USAA Life Insurance Company
--------------------------------------------------------------------------------
                         Notes To Financial Statements

                  (Continued)                            December 31, 1999

5) UNIT VALUES

   A summary of unit values and units outstanding for variable universal life policies and the expense ratios, including expenses of the underlying funds, for each period is as follows:

                                         USAA Life Money             USAA Life              USAA Life Growth and
                                       Market Fund Account      Income Fund Account         Income Fund Account
                                           Year Ended               Year Ended                    Year Ended
                                           December 31,             December 31,                 December 31,
                                        1999     1998 (a)         1999       1998 (a)          1999     1998 (a)
                                      --------------------     -----------------------      ----------------------
At end of period:
  Accumulation units (000)                  276          1                9          -              12           1
  Accumulation unit value             $1.227534 $ 1.178565     $  13.262741 $14.089499      $23.296591  $20.468785
  Net assets (000)                    $     339 $        1     $        119 $        -      $      276  $        3
Ratio of expenses to average
  net assets (b)                           1.10%      1.10%(c)         1.10%      1.10%(c)        1.10%       1.10%(c)
Ratio of expenses to average
  net assets, excluding
  reimbursements                           1.31%      1.55%(c)         1.43%      1.30%(c)        1.12%       1.12%(c)


                                   Scudder VLIF Capital Growth  Alger American Growth        BT Equity 500 Index
                                     Portfolio Fund Account    Portfolio Fund Account            Fund Account
                                           Year Ended               Year Ended                    Year Ended
                                           December 31,             December 31,                 December 31,
                                        1999     1998 (a)         1999       1998 (a)          1999     1998 (a)
                                      --------------------     -----------------------      ----------------------
At end of period:
  Accumulation units (000)                   12          1               15          -              54           1
  Accumulation unit value            $32.816021 $24.448446       $35.583778 $26.806157      $13.147788  $11.003536
  Net assets (000)                   $      384 $        3       $      546 $        -      $      715  $        3
Ratio of expenses to average
  net assets (b)                           1.24%      1.26%(c)         1.54%      1.54%(c)        1.05%       1.05%(c)
Ratio of expenses to average
  net assets, excluding
  reimbursements                           N/A         N/A            N/A        N/A              1.16%       1.94%(c)

(a) Variable fund accounts commenced operations August 31, 1998 with the following initial unit values per unit:

    USAA Life Money Market Fund Account                 $  1.162018
    USAA Life Income Fund Account                       $ 13.766435
    USAA Life Growth and Income Fund Account            $ 16.937712
    USAA Life World Growth Fund Account                 $ 14.981795
    USAA Life Diversified Assets Fund Account           $ 16.007256
    USAA Life Aggressive Growth Fund Account            $  9.446371
    USAA Life International Fund Account                $  9.285958
    Scudder VLIF Capital Growth Portfolio Fund Account  $ 18.614844
    Alger American Growth Portfolio Fund Account        $ 19.521151
    BT Equity 500 Index Fund Account                    $  8.561922
    BT Small Cap Index Fund Account                     $  7.048653
    BT EAFE(R) Equity Index Fund Account                $  8.920584

(b) The information is based on actual expenses to the policyowner for the period, including the expenses of the underlying fund, after giving effect to reimbursement of fund expenses by USAA Life.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

-----------------------------
  A-12   ANNUAL REPORT  1999

            Variable Universal Life Insurance Separate Account of
                          USAA Life Insurance Company
--------------------------------------------------------------------------------
                         Notes To Financial Statements

                    (Continued)                        December 31, 1999

                                         USAA Life World        USAA Life Diversified        USAA Life Aggressive
                                       Growth Fund Account       Assets Fund Account           Growth Fund Account
                                           Year Ended               Year Ended                    Year Ended
                                           December 31,             December 31,                 December 31,
                                        1999     1998 (a)         1999       1998 (a)          1999     1998 (a)
                                      --------------------     -----------------------      ----------------------
At end of period:
  Accumulation units (000)                    2          -                7          2              17           -
  Accumulation unit value            $23.209674 $17.860722     $  19.192009 $17.974654      $26.991318  $13.993064
  Net assets (000)                   $       51 $        -     $        142 $       38      $      455  $        -
Ratio of expenses to average
  net assets (b)                           1.40%      1.40%(c)         1.10%      1.10%(c)        1.45%       1.45%(c)
Ratio of expenses to average
  net assets, excluding
  reimbursements                           1.50%      1.41%(c)         1.25%      1.20%(c)        1.69%       1.59%(c)


                                            USAA Life            BT Small Cap Index       BT EAFE(R) Equity Index
                                    International Fund Account      Fund Account                Fund Account
                                           Year Ended               Year Ended                    Year Ended
                                           December 31,             December 31,                 December 31,
                                        1999     1998 (a)         1999       1998 (a)          1999     1998 (a)
                                      --------------------     -----------------------      ----------------------
At end of period:
  Accumulation units (000)                    1          -                7          -                1          1
  Accumulation unit value            $13.269162 $10.417977       $10.526480 $ 8.825971      $13.154856  $10.386978
  Net assets (000)                   $        7 $        -       $       78 $        -      $       12  $        2
Ratio of expenses to average
  net assets (b)                           1.85%      1.85%(c)         1.20%      1.20%(c)        1.40%       1.40%(c)
Ratio of expenses to average
  net assets, excluding
  reimbursements                           2.04%      2.10%(c)         1.86%     2.33%(c)         1.83%      2.41%(c)


                                                    ----------------------------
                                                      1999  ANNUAL REPORT  A-13

                          USAA LIFE INSURANCE COMPANY

               To discuss your Variable Universal Life Policy,
                   call an Account Representative toll free

                                1-800-531-8303
                           (282-3460 in San Antonio)

                    --------------------------------------

                If you wish to discuss your particular policy, transfer money from one fund account to another or select a payout option call a Service Representative toll free

                    --------------------------------------

                                1-800-531-4265

                    --------------------------------------

                          [LOGO OF USAA APPEARS HERE]

Copyright Copy Rights 2000, USAA. All rights reserved.                35609-0200